Other Income and Expense (Details Narrative) (10K) - USD ($)	Oct. 27, 2014	Aug. 31, 2015	May 31, 2015	Mar. 31, 2014
Irrevocable Asset and Liability Exchange Agreement [Member] | Two Former Employees [Member]
Forgiveness of compensation owed to employees	$ 38,186
Peak Energy Holding [Member]
Business combination, assets book value		$ 9,340	$ 9,340
Business combination, liabilities		628,210	628,210	$ 628,210
Business combination, other income		$ 618,870	$ 618,870